UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Maureen E. Kane
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:   10/31

Date of reporting period: 07/31/10

ITEM 1.  SCHEDULE OF INVESTMENTS.

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2010  (UNAUDITED)

SHARES	VALUE

COMMON STOCK - 97.7%
CONSUMER DISCRETIONARY - 17.0%
DISTRIBUTORS - 2.0%
317,400	LKQ Corp.*	$6,278,172

DIVERSIFIED CONSUMER SERVICES - 2.7%
91,300	Capella Education Co.*	8,483,596

HOTELS, RESTAURANTS & LEISURE - 2.1%
84,650	Panera Bread Co. Class A*	6,620,477

SPECIALTY RETAIL - 8.2%
193,800	DSW, Inc. Class A*	5,157,018
263,650	Lumber Liquidators Holdings, Inc.*	6,543,793
191,300	Monro Muffler Brake, Inc.	7,850,952
220,150	Williams-Sonoma, Inc.	5,880,206
		25,431,969

TEXTILES, APPAREL & LUXURY GOODS - 2.0%
232,600	G-III Apparel Group Ltd.*	6,001,080
		52,815,294

CONSUMER STAPLES - 3.3%
FOOD & STAPLES RETAILING - 3.3%
227,550	BJ's Wholesale Club, Inc.*	10,364,903

ENERGY - 3.1%
ENERGY EQUIPMENT & SERVICES - 3.1%
100,000	Core Laboratories NV	7,725,000
39,450	Dril-Quip, Inc.*	2,062,446
		9,787,446

FINANCIALS - 6.7%
CAPITAL MARKETS - 1.6%
225,750	Cohen & Steers, Inc.	5,034,225

COMMERCIAL BANKS - 4.1%
244,550	Signature Bank*	9,400,502
105,650	Wintrust Financial Corp.	3,287,828
		12,688,330

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
407,050	MFA Financial, Inc.	2,987,747
		20,710,302

HEALTH CARE - 20.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
335,150	Align Technology, Inc.*	5,814,853
571,750	NxStage Medical, Inc.*	9,027,932
		14,842,785

HEALTH CARE PROVIDERS & SERVICES - 6.2%
302,250	Bio-Reference Labs, Inc.*	6,338,182
391,350	Brookdale Senior Living, Inc.*	5,549,343
191,450	IPC The Hospitalist Co., Inc.*	4,929,838
101,725	Lincare Holdings, Inc.	2,416,986
		19,234,349

HEALTH CARE TECHNOLOGY - 3.8%
122,550	Quality Systems, Inc.	6,730,446
78,100	SXC Health Solutions Corp.*	5,302,990
		12,033,436

LIFE SCIENCES TOOLS & SERVICES - 3.3%
773,950	Bruker Corp.*	10,192,921

PHARMACEUTICALS - 2.4%
286,350	Par Pharmaceutical Cos, Inc.*	7,559,640
		63,863,131

INDUSTRIALS - 18.1%
AEROSPACE & DEFENSE - 1.4%
150,800	Ladish Co, Inc.*	4,435,028

AIR FREIGHT & LOGISTICS - 3.2%
53,300	Atlas Air Worldwide Holdings, Inc.*	3,116,984
216,300	HUB Group, Inc. Class A*	6,954,045
		10,071,029

AIRLINES - 0.5%
33,200	Allegiant Travel Co.	1,473,748

ELECTRICAL EQUIPMENT - 7.4%
152,500	General Cable Corp.*	4,047,350
208,200	II-VI, Inc.*	7,137,096
183,700	Polypore International, Inc.*	4,511,672
239,000	Woodward Governor Co.	7,227,360
		22,923,478

MACHINERY - 1.0%
181,800	Chart Industries, Inc.*	3,237,858

PROFESSIONAL SERVICES - 2.2%
498,100	Kforce, Inc.*	6,729,331

TRADING COMPANIES & DISTRIBUTORS - 2.4%
263,750	Applied Industrial Technologies, Inc.	7,385,000
		56,255,472

INFORMATION TECHNOLOGY - 26.3%
COMMUNICATIONS EQUIPMENT - 2.9%
124,900	Acme Packet, Inc.*	3,529,674
139,250	DG FastChannel, Inc.*	5,309,603

		8,839,277

INTERNET SOFTWARE & SERVICES - 7.1%
482,800	Internet Brands, Inc. Class A*	5,301,144

See Notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JULY 31, 2010  (UNAUDITED)

SHARES		VALUE

INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
417,650	j2 Global Communications, Inc.*	$9,827,304
565,850	LivePerson, Inc.*	3,983,584
252,150	LoopNet, Inc.*	2,884,596
		21,996,628

IT SERVICES - 3.6%
793,200	Online Resources Corp.*	3,252,120
198,450	RightNow Technologies, Inc.*	3,139,479
436,600	Sapient Corp.	4,802,600
		11,194,199

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
131,000	Hittite Microwave Corp.*	6,020,760

SOFTWARE - 10.8%
137,600	Commvault Systems, Inc.*	2,548,352
252,800	Informatica Corp.*	7,616,864
206,150	MICROS Systems, Inc.*	7,376,047
161,850	Pegasystems, Inc.	4,978,506
131,400	Solarwinds, Inc.*	1,815,948
284,000	Sourcefire, Inc.*	6,060,560
180,200	Websense, Inc.*	3,344,512
		33,740,789
		81,791,653
MATERIALS - 2.7%
CHEMICALS - 1.2%
138,700	Balchem Corp.	3,668,615

METALS & MINING - 1.5%
105,750	Schnitzer Steel Industries, Inc. Class A	4,845,465
		8,514,080

Total Investment in Common Stocks - 97.7% (Identified cost, $249,704,147)		304,102,281

SHORT-TERM INVESTMENT - 2.6%
(Identified cost, $8,123,886)
8,123,886	State Street Institutional U.S. Government Money Market Fund	8,123,886

Total Investments - 100.3% (Identified cost, $257,828,033)+		312,226,167

Cash and Receivables Less Liabilities - (0.3)% Liabilities in Excess of Other Assets		(938,536)

Net Assets - 100%		$311,287,631

*     Non-income producing security

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,325,980
Gross unrealized depreciation	(5,927,846)
Net unrealized appreciation	$54,398,134

See Notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2010  (UNAUDITED)

SHARES	VALUE

COMMON STOCK - 96.3%
CONSUMER DISCRETIONARY - 16.9%
AUTO COMPONENTS - 1.2%
43,450	BorgWarner, Inc.*	$1,905,717

AUTOMOBILES - 2.0%
263,100	Ford Motor Co.*	3,359,787

DIVERSIFIED CONSUMER SERVICES - 1.8%
12,800	Strayer Education, Inc.	3,064,320

HOTELS, RESTAURANTS & LEISURE - 2.6%
23,600	Panera Bread Co. Class A*	1,845,756
98,900	Starbucks Corp.	2,457,665
		4,303,421

INTERNET & CATALOG RETAIL - 1.4%
20,200	Amazon.com, Inc.*	2,381,378

MEDIA - 4.0%
106,100	Discovery Communications, Inc.*	4,096,521
61,550	Scripps Networks Interactive, Inc. Class A	2,623,876
		6,720,397

SPECIALTY RETAIL - 3.9%
87,750	Guess?, Inc.	3,132,675
67,650	O'Reilly Automotive, Inc.*	3,333,792
		6,466,467
		28,201,487
CONSUMER STAPLES - 7.1%
BEVERAGES - 2.2%
56,350	PepsiCo, Inc.	3,657,679

FOOD & STAPLES RETAILING - 1.9%
104,600	CVS Caremark Corp.	3,210,174

FOOD PRODUCTS - 1.0%
71,700	ConAgra Foods, Inc.	1,683,516

HOUSEHOLD PRODUCTS - 2.0%
42,900	Colgate-Palmolive Co.	3,388,242
		11,939,611
ENERGY - 8.1%
ENERGY EQUIPMENT & SERVICES - 3.7%
80,697	Helmerich & Payne, Inc.	3,270,650
48,553	Schlumberger Ltd.	2,896,672
		6,167,322

OIL, GAS & CONSUMABLE FUELS - 4.4%
30,234	Apache Corp.	2,889,766
22,450	Chevron Corp.	1,710,914
75,350	CONSOL Energy, Inc.	2,824,118
		7,424,798
		13,592,120
FINANCIALS - 3.9%
CAPITAL MARKETS - 1.3%
158,650	Och-Ziff Capital Management Group LLC	2,179,851

DIVERSIFIED FINANCIAL SERVICES - 1.6%
65,650	JPMorgan Chase & Co.	2,644,382

INSURANCE - 1.0%
15	Berkshire Hathaway, Inc. Class A*	1,755,000

		6,579,233
HEALTH CARE - 13.0%
BIOTECHNOLOGY - 2.0%
60,650	Alexion Pharmaceuticals, Inc.*	3,296,934

HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
66,750	St Jude Medical, Inc.*	2,454,398
8,500	Zimmer Holdings, Inc.*	450,415
		2,904,813

HEALTH CARE PROVIDERS & SERVICES - 7.6%
193,750	AmerisourceBergen Corp.	5,806,687
151,000	Express Scripts, Inc.*	6,822,180
		12,628,867

LIFE SCIENCES TOOLS & SERVICES - 1.7%
43,850	Waters Corp.*	2,813,416
		21,644,030
INDUSTRIALS - 12.2%
AEROSPACE & DEFENSE - 2.0%
57,600	Rockwell Collins, Inc.	3,292,416

AIR FREIGHT & LOGISTICS - 1.9%
38,950	FedEx Corp.	3,215,322

INDUSTRIAL CONGLOMERATES - 1.1%
21,350	3M Co.	1,826,279

MACHINERY - 3.5%
63,450	Deere & Co.	4,230,846
38,450	Illinois Tool Works, Inc.	1,672,575
		5,903,421

ROAD & RAIL - 1.1%
36,050	CSX Corp.	1,900,556

See Notes to financial statements.

CENTURY FUNDS

SHARES	VALUE

INDUSTRIALS (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS - 2.6%
88,150	Fastenal Co.	$4,326,402
		20,464,396
INFORMATION TECHNOLOGY - 29.2%
COMMUNICATIONS EQUIPMENT - 4.8%
265,200	Cisco Systems, Inc.*	6,118,164
48,250	QUALCOMM, Inc.	1,837,360
		7,955,524
COMPUTERS & PERIPHERALS - 6.7%
27,650	Apple, Inc.*	7,112,962
206,350	EMC Corp.*	4,083,667
		11,196,629
INTERNET SOFTWARE & SERVICES - 3.0%
10,500	Google, Inc. Class A*	5,090,925

IT SERVICES - 5.6%
85,100	Accenture PLC	3,373,364
21,450	International Business Machines Corp.	2,754,180
15,550	MasterCard, Inc. Class A	3,266,122
		9,393,666
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
75,800	Intel Corp.	1,561,480
57,800	Xilinx, Inc.	1,613,776
		3,175,256
SOFTWARE - 7.2%
196,890	Microsoft Corp.	5,081,731
296,950	Oracle Corp.	7,019,898
		12,101,629
		48,913,629
MATERIALS - 2.9%
CHEMICALS - 2.9%
24,416	Air Products & Chemicals, Inc.	1,772,113
28,900	Potash Corp. of Saskatchewan, Inc.	3,030,743
		4,802,856
TELECOMMUNICATION SERVICES - 3.0%
WIRELESS TELECOMMUNICATION SERVICES - 3.0%
132,650	NII Holdings, Inc.*	4,969,069

Total Investment in Common Stocks - 96.3% (Identified cost, $132,144,642)	161,106,431

SHORT-TERM INVESTMENT - 3.8%
(Identified cost, $6,338,725)
6,338,725	State Street Institutional U.S. Government Money Market Fund	6,338,725

Total Investments - 100.1% (Identified cost, $138,483,367) +	167,445,156

Cash and Receivables Less Liabilities - (0.1)% Liabilities in Excess of Other Assets	(140,958)

Net Assets - 100%	$167,304,198

*	Non-income producing security
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,464,211
Gross unrealized depreciation	(2,502,422)
Net unrealized appreciation	$28,961,789

See Notes to financial statements.

CENTURY FUNDS

Note 1. Security Valuations

Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service.  If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Century Shares Trust
Common Stock*	$161,106,431	$—	$—	$161,106,431
Money Market Fund	6,338,725	—	—	6,338,725
Total Investments	$167,445,156	$—	$—	$167,445,156

Century Small Cap Select Fund
Common Stock*	$304,102,281	$—	$—	$304,102,281
Money Market Fund	8,123,886	—	—	8,123,886
Total Investments	$312,226,167	$—	$—	$312,226,167

* At July 31, 2010 the Funds held investments in common stocks classified as Level 1, with the corresponding major categories as shown on each Fund’s Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Alexander L. Thorndike
Principal Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Alexander L. Thorndike
Principal Executive Officer

Date: September 27, 2010

By:	/s/ Julie Smith
Julie Smith
Principal Financial Officer

Date: September 27, 2010

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)